Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Treasury stock, Shares	14,600,000	14,700,000
Common stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued	102,800,000	102,800,000
Common stock, shares outstanding	88,200,000	88,100,000